Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	Aspiration Funds
Central Index Key	dei_EntityCentralIndexKey	0001594854
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2016
Prospectus Date	rr_ProspectusDate	Jan. 28, 2016
Aspiration Redwood Fund | Aspiration Redwood Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[1]
Management Fees (maximum)	cik0001594854_MaximumManagementFee	2.00%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.56%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Total Annual Fund Operating Expenses (with maximum management fee)	cik0001594854_ExpensesOverAssetsPlusMaxManagementFee	3.81%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.31%)
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.50%	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements (with maximum management fee)	cik0001594854_NetExpensesOverAssetsPlusMaxManagementFee	2.50%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 253
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,043
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	51
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 442
Aspiration Redwood Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Aspiration Redwood Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Aspiration Redwood Fund (the "Fund") is to maximize total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio.) A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund has not yet been in operation for a full fiscal year and has not yet had any portfolio turnover.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates
Other expenses are based on estimated amounts for the Fund's first fiscal year.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sell or hold all of your shares at the end of those periods, and that you made either no payment to the Fund's adviser or the maximum annual payment of 2% of the value of your account. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the expense reimbursement only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To achieve its investment objective, the Fund invests in, or seeks exposure to, companies based on various financial factors and fundamental sustainability factors such as environmental, social and governance performance of such companies. The Fund invests in equity securities, which include, but are not limited to, dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants and rights.  The Fund may, but is not required to, use exchange-traded derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts with value dependent upon, or derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. The derivatives in which the Fund may invest include futures and forward currency agreements. These derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

Management Process [Heading]	cik0001594854_ManagementProcessHeading	Management Process
Management Process [Text Block]	cik0001594854_ManagementProcessTextBlock
The Sub-Adviser's investment decisions are based upon price/value discrepancies as identified by the Sub-Adviser's fundamental valuation process.  In selecting securities for the portion of the Fund that is managed according to the Sub-Adviser's fundamental valuation process, the Sub-Adviser focuses on, among other considerations, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Sub-Adviser's assessment of what a security is worth. The Sub-Adviser will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Sub-Adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Sub-Adviser then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks across industries with attractive relative price/value characteristics.

The Sub-Adviser will employ both a positive and negative screening process in selecting securities for the Fund. The positive screening process will identify securities of companies that are fundamentally attractive and that have superior valuation characteristics. In addition, the positive screening process will also include material, fundamental sustainability factors that the Sub-Adviser believes confirm the fundamental investment case and can enhance the ability to make good investment decisions. The sustainability factors are material extra-financial factors that evaluate the environmental, social and governance performance of companies that, along with more traditional financial analytics, identify companies that the Sub-Adviser believes will provide sustained, long-term value. The Sub-Adviser believes that the sustainability strategy provides the Fund with a high quality portfolio and mitigates risk.
The Sub-Adviser also applies a negative screening process that will exclude from the Fund's portfolio securities with more than 5% of sales in industries such as alcohol, tobacco, defense, nuclear, GMO (Genetically Modified Organisms), water bottles, gambling and pornography , and will entirely exclude all firearms issuers and companies within the energy sector as defined by MSCI and its Global Industry Classification Standard (GICS).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective.  The value of the Fund's investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary.  You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.  Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.  Below are the principal risks of investing in the Fund:

Market Risk. The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Management Risk. There is a risk that the investment strategies, techniques and risk analyses employed by the Sub-Adviser may not produce the desired results.

Derivatives Risk. The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk and counterparty risk (which is the risk that counterparty to a derivative contract is unable or unwilling to meet its financial obligations). In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Futures Risk. Use of futures contracts may cause the value of the Fund's shares to be more volatile. Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.

Leverage Risk Associated with Financial Instruments.  The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Focused Investment Risk. There is a risk that investing in a select group of securities could subject the Fund to greater risk of loss and could be considerably more volatile than the Fund's primary benchmark or other mutual funds that are diversified across a greater number of securities.

Foreign Investing Risk. The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers.

Limited Capitalization Risk. There is a risk that securities of small capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies.  This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell those securities.  In general, smaller capitalization companies are more valuable than larger companies to adverse business or economic developments and they may have more limited resources.

Temporary Defensive Positions. From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. Government repurchase agreements. The Fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, the Fund may not achieve its investment objective.

New Fund Risk.  The Fund was formed in 2015.  Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund's investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually.  Updated performance information is available at no cost by calling (800) 683-8529 (toll free) or by visiting www.aspiration.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund does not have returns for a calendar year, no investment return information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 683-8529
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aspiration.com

[1]	Investors in the Fund are clients of Aspiration Fund Adviser, LLC (the "Adviser") and may pay the Adviser a fee in the amount they believe is fair ranging from 0% to 2% of the value of the account. This range is reflected in the above columns. These amounts will not be deducted from Fund assets.
[2]	Other expenses are based on estimated amounts for the Fund's first fiscal year.
[3]	Aspiration Fund Adviser, LLC (the "Adviser") has signed an Expense Limitation Agreement ("Agreement") with the Fund under which it agrees to limit annual fund operating expenses to 0.50% ("Maximum Operating Expense Limit"). The Adviser will do this by reimbursing the Fund for certain direct expenses and fees, such as transfer agency, custodial, auditing and legal fees. The Fund also incurs certain indirect expenses, and expenses paid by the Fund (i.e., management fees, 12b-1 fees, etc.) when it invests as a shareholder in underlying investment companies, as mentioned in Footnote 3. The Adviser has agreed to waive or reimburse 12b-1 fees, but has not agreed to waive or reimburse other indirect expenses, nor has the Adviser agreed to reimburse the Fund for any taxes it may pay. Because the Adviser is not obligated under the Agreement to pay these expenses, the Fund's annual fund operating expenses may actually exceed the Maximum Operating Expense Limit. The Agreement cannot be terminated by the Adviser prior to January 31, 2017 at which time the Adviser will determine whether to renew or revise the agreement. The Board of Trustees may terminate the Agreement at any time. Any fees or expenses waived or reimbursed by the Adviser are subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses were incurred if the Fund is able to make the repayment without exceeding its current Maximum Operating Expense Limit and the Maximum Operating Expense Limit in place at the time of the initial Agreement.